Stockholders Deficit (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Warrant [Member]
Average Remaining Contractual Life (in years)	4 years 5 months 19 days	4 years 9 months 14 days
Weighted Average Exercise Price	$ 0.0045	$ 0.0045
Number Outstanding	346,666,653	333,333,319
Range of Exercise Prices	$ 0.0045	$ 0.0045
Warrant One [Member]
Average Remaining Contractual Life (in years)	3 years 5 months 23 days	2 years 10 months 13 days
Weighted Average Exercise Price	$ 0.50	$ 0.005
Number Outstanding	5,000,000	13,333,334
Range of Exercise Prices	$ 0.05	$ 0.005
Warrant Two [Member]
Average Remaining Contractual Life (in years)	4 years 10 months 24 days	4 years 10 months 6 days
Weighted Average Exercise Price	$ 0.02	$ 0.02
Number Outstanding	124,339,999	11,020,000
Range of Exercise Prices	$ 0.02	$ 0.02
Warrant Three [Member]
Average Remaining Contractual Life (in years)		3 years 8 months 19 days
Weighted Average Exercise Price		$ 0.50
Number Outstanding		5,000,000
Range of Exercise Prices		$ 0.05
Warrant Four [Member]
Average Remaining Contractual Life (in years)	1 year 8 months 4 days	1 year 11 months 4 days
Weighted Average Exercise Price	$ 0.75	$ 0.75
Number Outstanding	42,424	42,424
Range of Exercise Prices	$ 0.75	$ 0.75
Warrant Total [Member]
Average Remaining Contractual Life (in years)	4 years 5 months 15 days	4 years 18 days
Weighted Average Exercise Price	$ 0.009	$ 0.006
Number Outstanding	476,049,076	362,729,077
Warrant Total [Member] | Maximum [Member]
Range of Exercise Prices	$ 0.75	$ 0.75
Warrant Total [Member] | Minimum [Member]
Range of Exercise Prices	$ 0.0045	$ 0.0045